Shareholders’ Equity (Details Narrative) - USD ($)					12 Months Ended
		Sep. 25, 2024	Sep. 04, 2024	Jun. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 03, 2024	Mar. 08, 2024
Class of Stock [Line Items]
Common stock, authorized					500,000,000
Common stock, par value					$ 0.0001
Ordinary shares voting rigths					Each holder of Class A ordinary share is entitled to exercise one vote for each Class A ordinary held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B ordinary share is entitled to exercise ten votes for each Class B ordinary share held on any and all matters to be voted thereon in a general meeting of shareholders.
Conversion of stock, shares converted		1,350,000	6,000,000
Common stock, shares outstanding					4,000,000	4,000,000
Capital contribution from shareholder				$ 800,000		$ 800,000
Dividend distribution amount				3,099,999
Dividend distribution				$ 3,099,999		3,099,999
Dividend per ordinary share				$ 30.9997
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Capital contribution from shareholder, shares				3,899,999
Capital contribution from shareholder				$ 3,899,999
Dividend distribution	[1]
Common Class A [Member]
Class of Stock [Line Items]
Common stock, authorized					450,000,000	450,000,000
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					7,350,000
Conversion of stock, shares converted		1,350,000	6,000,000
Ordinary shares, shares issued					7,350,000
Common stock, shares outstanding					7,350,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, authorized					50,000,000	50,000,000		29,999,999
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					22,650,000	30,000,000			1
Conversion of stock, shares converted		1,350,000	6,000,000
Ordinary shares, shares issued					22,650,000
Capital contribution from shareholder, shares					29,999,999
Stock issued during period shares stock splits					29,999,999
Common stock, shares outstanding					22,650,000	30,000,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Common stock, par value				$ 1

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.